Borrowings - Additional Information (Detail) - Wilco Holdco Inc $ in Thousands								1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 13, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Aug. 16, 2017 USD ($)	Dec. 22, 2016 USD ($)	May 10, 2016 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Apr. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Oct. 02, 2018 USD ($)	Jun. 29, 2017 USD ($)
Debt Instrument [Line Items]
Debt instrument, unamortized discount										$ 2,460	$ 2,732		$ 3,777
letters of credit											1,200		$ 1,200
Revolving Credit Facility
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount						$ 50,000
Line Of Credit				$ 68,800					$ 68,800		$ 0				$ 68,800	$ 0
Letter of Credit
Debt Instrument [Line Items]
Debt instrument, face amount										$ 1,200
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						5,000	$ 660,000
Debt issuance costs						100	17,300
Debt instrument, unamortized discount						$ 600	$ 8,100
Debt instrument, maturity date							May 10, 2023			May 10, 2023	May 10, 2023		May 10, 2023
Debt instrument, effective interest rate											4.9		5.6
Description of condition related to borrower				The agreements contain covenants with which the Borrower must comply. For the first lien credit agreement, the Borrower must maintain, as of the last day of each fiscal quarter when the sum of the outstanding balance of revolving loans, swingline loans and certain letters of credit exceeds 30% of the total revolving credit facility commitment, a ratio of consolidated first lien net debt to consolidated adjusted earnings before interest, taxes, depreciation and amortization ("EBITDA"), as defined in the agreements, not to exceed 6.251.00.
Ratio of Debt to EBITDA				6.25					6.25
Percentage of total revolving credit facility commitment										30.00%
Credit facility commitment, description										Ratio of consolidated first lien net debt to consolidated adjusted earnings before interest, taxes, depreciation and amortization ("EBITDA"), as defined in the agreements, not to exceed 6.251.00.
First Lien Term Loan [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs					$ 1,600					$ 1,600
Debt instrument, maturity date	May 10, 2023
Convertible notes payable, payment terms	On November 13, 2020, the Company extended the maturity date of its revolving credit facility from May 10, 2021 to May 10, 2023 under a sixth amendment to the first lien credit agreement. The first lien revolving facility matures on May 10, 2023 unless (a) as of February 9, 2023 (the "Springing Maturity Date"), either (i) more than $100.0 million of first lien term loans remain outstanding on the Springing Maturity Date or (ii) the debt incurred to refinance any portion of the first lien term loans in excess of $100.0 million does not satisfy specified parameters, in which case the first lien revolving facility will mature on February 9, 2023, or (b) the Borrower makes certain prohibited restricted payments as defined in the agreement, in which case the first lien revolving facility will mature on the later of (i) the date of such restricted payment and (ii) May 10, 2021.
Credit facility maximum borrowing capacity					70,000					70,000
Debt instrument, Springing Maturity Date	Feb. 09, 2023
Debt instrument, fees associated with extension	$ 400
Debt instrument, commitment fee percentage											0.25%
Line of credit facility, current borrowing capacity				$ 19,000				$ 49,800	$ 19,000
Debt instrument repaid in full								Jun. 30, 2020	Jun. 30, 2020
Borrowings outstanding										0	$ 0
First Lien Term Loan [Member] | Letter of Credit
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity					$ 15,000					$ 15,000
First Lien Term Loan [Member] | Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, commitment fee percentage	0.25%
First Lien Term Loan [Member] | Maximum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, commitment fee percentage	0.50%
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis					3.50%
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, interest rate basis	3.50%
Debt instrument, applicable interest rate											3.00%		3.50%
First Lien Term Loan [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis					2.50%
First Lien Term Loan [Member] | Alternate Base Rate [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, interest rate basis	4.50%
Debt instrument, applicable interest rate											4.00%		4.50%
First Lien Term Loan [Member] | Second Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																		$ 50,000
Debt issuance costs																		100
Debt instrument, unamortized discount																		$ 500
First Lien Term Loan [Member] | Third Amendment To Credit Agreement [Member]
Debt Instrument [Line Items]
Debt issuance costs					$ 400
Additional borrowing amount					$ 10,000
First Lien Term Loan [Member] | Third Amendment To Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate basis					4.50%
First Lien Term Loan [Member] | Third Amendment To Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate basis					3.50%
First Lien Term Loan [Member] | Third Amendment To Credit Agreement [Member] | Prime Rate [Member] | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate basis					3.50%
First Lien Term Loan [Member] | Third Amendment To Credit Agreement [Member] | Prime Rate [Member] | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate basis					2.50%
First Lien Term Loan [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																	$ 40,000
Debt issuance costs																	$ 300
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date										May 10, 2024	May 10, 2024	[1]	May 10, 2024	[1]
Number of paid in kind interest elections				2
Amount of paid in kind interest elections		$ 3,200	$ 3,100
Debt instrument, increase in interest paid in kind					1.25%
Debt instrument, effective interest rate											10.9		11.6
Second Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis					9.25%
Second Lien Term Loan [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis					8.25%
Second Lien Term Loan [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 225,000
Debt issuance costs							$ 7,900
Debt instrument, maturity date							May 10, 2024
First Lien Term Loan And Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Convertible notes payable, payment terms					The ABR is the highest of (i) the federal funds rate plus 0.5%, (ii) one-month LIBOR plus 1.0% and (iii) the prime rate. The LIBOR term may be one, two, three or six months (or, to the extent available, twelve months or a shorter period).
First Lien Term Loan And Second Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis					1.00%
First Lien Term Loan And Second Lien Term Loan [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis					0.50%

[1]	Interest rate of 10.3% and 11.0% at December 31, 2020 and 2019, respectively, with interest paid in designated installments (dependent upon the base interest rate election).